INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Finite Lived Intangible Assets
Total cost	¥ 289,896		¥ 11,309
Less: accumulated amortization	(37,307)		(3,216)
Total intangible assets, net	252,589		8,093		$ 34,605
Amortization expenses of intangible assets	33,504	$ 4,590	2,158	¥ 608
Customer relationships
Finite Lived Intangible Assets
Total cost	94,000
Trademarks
Finite Lived Intangible Assets
Total cost	92,587		1,000
Technology
Finite Lived Intangible Assets
Total cost	80,000
Non-compete agreements
Finite Lived Intangible Assets
Total cost	21,400		8,400
Database
Finite Lived Intangible Assets
Total cost	1,000		1,000
Domains
Finite Lived Intangible Assets
Total cost	¥ 909		¥ 909